Summary of Significant Accounting Policies - New Accounting Pronouncements (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Right-of-use assets, net	$ 90	$ 129	$ 129	$ 103
Right-of-use liabilities, current	$ 98	$ 138		$ 103